COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES
COMMON SHARES

18.  COMMON SHARES

	Number of Shares	Amount

	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2010	684,359	11,338
Dividend reinvestment and share purchase plan	10,670	378
Exercise of options	1,201	29

Outstanding at December 31, 2010	696,230	11,745
Dividend reinvestment and share purchase plan	5,371	202
Exercise of options	2,260	64

Outstanding at December 31, 2011	703,861	12,011
Exercise of options	1,600	58

Outstanding at December 31, 2012	705,461	12,069

Common Shares Issued and Outstanding
 The Company is authorized to issue an unlimited number of common shares without par value.

Net Income per Share
 Net income per share is calculated by dividing Net Income Attributable to Common Shares by the weighted average number of common shares outstanding. During the year, the weighted average number of common shares outstanding of 704.6 million and 705.7 million (2011 – 701.6 million and 702.8 million; 2010 – 690.5 million and 691.7 million) were used to calculate basic and diluted earnings per share, respectively. The increase in the weighted average number of shares for the diluted earnings per share calculation is due to the options exercisable under TransCanada's Stock Option Plan.

Stock Options

	Number of Options	Weighted Average Exercise Prices	Options Exercisable

	(thousands)		(thousands)
Outstanding at January 1, 2010	8,274	$30.56	6,212
Granted	1,367	$35.32
Exercised	(1,201)	$22.04
Forfeited	(34)	$27.35

Outstanding at December 31, 2010	8,406	$32.57	6,458
Granted	970	$38.02
Exercised	(2,260)	$25.86
Forfeited	(16)	$35.83

Outstanding at December 31, 2011	7,100	$35.44	5,165
Granted	1,978	$42.03
Exercised	(1,600)	$33.13
Forfeited	(44)	$36.55

Outstanding at December 31, 2012	7,434	$37.69	4,588

Stock options outstanding were as follows:

at December 31, 2012	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

	(thousands)		(years)	(thousands)		(years)
$30.10 to $31.97	1,093	$31.95	3.2	1,093	$31.95	3.2
$32.40 to $35.08	1,387	$34.64	4.0	1,160	$34.55	4.0
$35.23 to $37.93	1,202	$37.52	5.0	556	$37.22	4.9
$38.10 to $39.75	1,750	$38.83	1.7	1,750	$38.83	1.7
$41.65 to $45.29	2,002	$42.03	6.1	29	$41.87	5.9

	7,434	$37.69	3.9	4,588	$35.93	2.7

An additional 2.4 million common shares were reserved for future issuance under TransCanada's Stock Option Plan at December 31, 2012. The weighted average fair value of options granted to purchase common shares under the Company's Stock Option Plan was determined to be $5.08 for the year ended December 31, 2012 (2011 – $2.94; 2010 – $5.76). The contractual life of options granted is seven years. Options may be exercised at a price determined at the time the option is awarded and vest 33.3 per cent on the anniversary date in each of the three years following the award. Forfeiture of stock options results from their expiration and, if not previously vested, upon resignation, retirement or termination of the option holder's employment. The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions for 2012: 5.9 years of expected life (2011 and 2010 – 4.0 years); 1.6 per cent interest rate (2011 – 2.1 per cent; 2010 – 2.0 per cent); 19 per cent volatility (2011 – 14 per cent; 2010 – 27 per cent); 4.2 per cent dividend yield (2011 – 4.3 per cent; 2010 – 4.7 per cent) and a 15 per cent forfeiture rate (2011 – 15 per cent; 2010 – 15 per cent). Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares. The amount expensed for stock options, with a corresponding increase in additional paid-in capital, was $5 million in 2012 (2011 – $5 million and 2010 – $4 million).

The total intrinsic value of options exercised in 2012 was $18 million (2011 – $34 million; 2010 – $17 million). As at December 31, 2012, the aggregate intrinsic value of the total options exercisable was $51 million and the total intrinsic value of options outstanding was $69 million. In 2012, the 1.0 million (2011 – 0.9 million; 2010 – 1.5 million) shares that vested had a fair value of $49 million (2011 – $42 million; 2010 – $57 million).

Shareholder Rights Plan
 TransCanada's Shareholder Rights Plan is designed to provide the Board with sufficient time to explore and develop alternatives for maximizing shareholder value in the event of a takeover offer for the Company and to encourage the fair treatment of shareholders in connection with any such offer. Attached to each common share is one right that, under certain circumstances, entitles certain holders to purchase two common shares of the Company for the then current market price of one.

Cash Dividends
 Cash dividends of $1,226 million or $1.74 per common share were paid in 2012 (2011 – $961 million or $1.66 per common share, net of the Dividend Reinvestment Plan (DRP); 2010 – $710 million or $1.58 per common share, net of DRP).

Dividend Reinvestment Plan
 Under the Company's DRP, eligible holders of common or preferred shares of TransCanada and preferred shares of TCPL can reinvest their dividends and make optional cash payments to obtain TransCanada common shares. Commencing with the dividends declared in April 2011, dividends payable to shareholders who participate in the DRP are satisfied with common shares purchased on the open market determined on the basis of the weighted average purchase price of such common shares. Previously, common shares issued in lieu of cash dividends under the DRP were issued from treasury at a discount to the average market price in the five days before dividend payment. The discount was set at three per cent in 2010, and was reduced to two per cent commencing with the dividends declared in February 2011 and was eliminated completely in April 2011. In 2011 and 2010, TransCanada issued 5.4 million and 10.7 million common shares from treasury in accordance with the DRP in lieu of making cash dividend payments of $202 million and $378 million respectively.